Employment benefit plan - Components of cost (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Components of cost recognized in profit or loss
Current service cost	₨ 19,887	₨ 20,166	₨ 14,633
Past service cost			8,683
Net interest cost	5,755	4,409	3,273
Total	25,642	24,575	26,589
Amount recognized in other comprehensive income
Actuarial loss on obligation	₨ (25,396)	₨ 5,776	₨ 5,047